Related Party Transactions	12 Months Ended
Dec. 31, 2023
Related party transactions [abstract]
Related Party Transactions	Related Party Transactions
In accordance with the IAS 24 definition there are no disclosable related party transactions who are not key management personnel of the Group (whose remuneration is disclosed in note 11) or joint ventures during the year ended December 31, 2023 (2022: none).
The Group has undertaken transactions with its joint venture entity, RE Ventures I, LLC during the years ending December 31, 2023 and 2022, details of which are set out in note 16.